BORROWINGS	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2025	2024
Bank loans - Syndicated loans (Note a)	$264,690	$286,944
Bank loans - Loans for batteries (Note b)	63,337	49,084
Bank loans - Loans for procurement and operating capital	32,930	20,740
	$360,957	$356,768

Current	83,361	103,018
Non-current	277,596	253,750
	$360,957	$356,768

Interest rates
Bank loans - Syndicated loans	3.41%-3.44%	3.39%-3.41%
Bank loans - Loans for batteries	3.47%	3.44%
Bank loans - Loans for procurement and operating capital	2.28%-2.61%	2.23%-2.61%
a.Bank loans - Syndicated loans

	As of December 31,
	2025	2024
Syndicated loans	$264,690	$286,944

Current	$42,604	$33,194
Non-current	222,086	253,750
	$264,690	$286,944
In order to replenish the operating funds for purchasing the batteries of electric scooters, for building battery swapping stations and for developing upgraded batteries of electric scooters, Gogoro Network, Taiwan Branch (“Gogoro Network Taiwan”) has signed a syndicated loan agreement with Mega International Commercial Bank Co., Ltd. (“Mega Bank”), the mandated lead arranger, and other banks or financial institutions as participants in August 2016. Such syndicated loan agreement was renewed in March 2019 with a five-year term loan credit facility of NT$7,200 million which is approximately US$219.6 million. Such syndicated loan agreement was further renewed in September 2022 with a five-year term loan credit facility of NT$10,700 million which is approximately US$326.4 million (the “2022 Syndicated Loan”). On March 4, 2026, the Company entered into a second supplemental agreement with Mega Bank to amend the syndicated credit facility. The amendment primarily removes or relaxes certain undertakings and financial covenants and modifies certain information reporting requirements under the facility. In connection with the amendment, a director of the Company provided an undertaking to procure equity investments in the Company of up to NT$2,500 million by December 31, 2026, of which no less than NT$1,500 million is expected to be injected into Gogoro Network Taiwan.
Refer to Note 7 for information in relation to demand deposits pledged as collateral.
b.Bank loans - Loans for batteries

	As of December 31,
	2025	2024
Loans for batteries	$63,337	$49,084

Current	$7,827	$49,084
Non-current	55,510	—
	$63,337	$49,084
In order to replenish the operating funds for purchasing the batteries of electric scooters, Gogoro Network Taiwan entered into a facility agreement with the Mega Bank in January 2021 for a two-year term loan of $200 million. Such facility agreement was amended in December 2022 to extend the maturity of the outstanding principal amount of NT$3,975 million which is approximately US$121.2 million to four years, ten months. The Company fully repaid the outstanding balance under this facility during 2025.
Gogoro Network Taiwan fully drew down a three-year loan facility of NT$2,000 million with a financial institution on May 2, 2025; the loan bears interest at the three-month Taipei Interbank Offered Rate plus 1.6%, subject to potential downward adjustments based on the Company’s profitability, and Gogoro Inc. serves as the guarantor. As of December 31, 2025, the outstanding balance was NT$2,000 million (approximately US$63.3 million).